INTANGIBLE ASSETS AND GOODWILL, NET, Detailed Information about Intangible Assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	S/ 1,818,398	S/ 1,666,265
Ending balance	1,913,221	1,818,398	S/ 1,666,265
Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,293,864	3,804,989	3,406,333
Additions	532,244	535,241	371,957
Acquisition of business, Note 2(a)	0	0	126,128
Transfers	0	0	0
Disposals and others	(117,803)	(46,366)	(99,429)
Ending balance	4,708,305	4,293,864	3,804,989
Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,475,466	2,138,724	1,941,961
Amortization of the period	381,794	355,818	308,966
Acquisition of business, Note 2(a)	0	0	3,104
Disposals and others	(62,176)	(19,076)	(115,307)
Ending balance	2,795,084	2,475,466	S/ 2,138,724
Client relationships [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	110,553
Ending balance	89,222	110,553
Client relationships [Member] | Prima AFP - AFP Union Vida [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	69,974
Ending balance	57,613	69,974
Client relationships [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	20,782
Ending balance	17,679	20,782
Client relationships [Member] | Ultrasefinco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,592
Ending balance	10,148	12,592
Client relationships [Member] | Tenpo [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,031
Ending balance	1,930	2,031
Client relationships [Member] | Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,167
Ending balance	1,852	2,167
Client relationships [Member] | MiBanco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,007
Ending balance	0	3,007
Client relationships [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	384,521
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	(4,108)
Ending balance	380,413	384,521
Client relationships [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	273,968
Amortization of the period	18,601
Acquisition of business, Note 2(a)	0
Disposals and others	(1,378)
Ending balance	291,191	273,968
Brand name [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	125,385
Ending balance	118,324	125,385
Brand name [Member] | Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	775
Ending balance	654	775
Brand name [Member] | MiBanco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	124,610
Ending balance	117,670	124,610
Brand name [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	171,864
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	0
Ending balance	171,864	171,864
Brand name [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	46,479
Amortization of the period	7,061
Acquisition of business, Note 2(a)	0
Disposals and others	0
Ending balance	53,540	46,479
Fund Manager Contract [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	84,331
Ending balance	73,433	84,331
Fund Manager Contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	38,553
Ending balance	33,717	38,553
Fund Manager Contract [Member] | Ultrasefinco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,450
Ending balance	2,992	3,450
Fund Manager Contract [Member] | Credicorp Capital Colombia [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	42,328
Ending balance	36,724	42,328
Fund Manager Contract [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	103,700
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	(8,322)
Ending balance	95,378	103,700
Fund Manager Contract [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	19,369
Amortization of the period	4,434
Acquisition of business, Note 2(a)	0
Disposals and others	(1,858)
Ending balance	21,945	19,369
Relationships with holders [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	0
Relationships with holders [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	0
Ending balance	21,100	21,100
Relationships with holders [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Amortization of the period	0
Acquisition of business, Note 2(a)	0
Disposals and others	0
Ending balance	21,100	21,100
Software and developments [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	961,226
Software and developments [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,014,099
Additions	104,890
Acquisition of business, Note 2(a)	0
Transfers	283,263
Disposals and others	(42,257)
Ending balance	3,359,995	3,014,099
Software and developments [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,082,795
Amortization of the period	347,359
Acquisition of business, Note 2(a)	0
Disposals and others	(31,385)
Ending balance	2,398,769	2,082,795
Intangible in progress [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	656,912
Intangible in progress [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	550,639
Additions	427,354
Acquisition of business, Note 2(a)	0
Transfers	(283,263)
Disposals and others	(37,818)
Ending balance	656,912	550,639
Intangible in progress [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Amortization of the period	0
Acquisition of business, Note 2(a)	0
Disposals and others	0
Ending balance	0	0
Other [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	14,104
Other [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	47,941
Additions	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	(25,298)
Ending balance	22,643	47,941
Other [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	31,755
Amortization of the period	4,339
Acquisition of business, Note 2(a)	0
Disposals and others	(27,555)
Ending balance	S/ 8,539	S/ 31,755